Commitments and Contingencies - Additional Information (Detail) (USD $)				12 Months Ended		12 Months Ended			5 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 HMRC [Member]	Dec. 31, 2013 Teekay Nakilat Corporation [Member]	Dec. 31, 2013 Teekay Nakilat Corporation [Member] Partnership Share [Member]	Dec. 31, 2013 Daewoo Shipbuilding [Member] Liquefied Natural Gas [Member] Vessel m3	Dec. 31, 2012 Daewoo Shipbuilding [Member] Liquefied Natural Gas [Member] Vessel	Dec. 31, 2013 Daewoo Shipbuilding [Member] 2017 [Member] Liquefied Natural Gas [Member] Vessel	Oct. 17, 2011 Skaugen Multigas Subsidiaries [Member] Subsidiary
Commitments Contingencies And Litigation [Line Items]
Percentage of ownership interest				70.00%					100.00%
Skaugen Multigas Subsidiaries acquired									2
Number of vessels						5	2	3
Volume of vessels						173,400
Cost of construction						$ 1,050,000,000
Payments made to commitments by the joint ventures companies	97,207,000	38,624,000				97,207,000
Remaining payments required to be made under newbuilding contracts in 2014						89,700,000
Remaining payments required to be made under newbuilding contracts in 2015						137,700,000
Remaining payments required to be made under newbuilding contracts in 2016						296,900,000
Remaining payments required to be made under newbuilding contracts in 2017						428,500,000
Operating lease arrangement period, lessor							5 years
Description of capital lease, lessee				The Teekay Nakilat Joint Venture is the lessee under 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers (or the RasGas II Leases). The UK taxing authority (or HMRC) has been urging the lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures.
Present value of the lease rental increase claim			$ 34,000,000	$ 12,300,000	$ 8,600,000